Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Time charter revenue	$ 23,594,678	$ 28,789,458	$ 25,934,204
Commissions (including $324,178, $359,868 and $294,933, respectively, to related party)	(1,305,717)	(1,547,996)	(1,411,333)
Net revenue	22,288,961	27,241,462	24,522,871
Operating expenses
Voyage expenses	285,132	1,117,022	410,676
Vessel operating expenses (including $115,026, $148,329 and $122,909, respectively, to related party)	11,603,414	10,776,338	9,183,152
Dry-docking expenses	2,275,258	1,664,915	1,465,079
Vessel depreciation	6,556,256	6,458,251	5,422,155
Related party management fees	2,018,800	1,964,536	1,701,340
General and administrative expenses (including $731,456, $1,250,000 and $1,250,000, respectively, to related party)	2,291,244	2,252,666	2,346,502
Total operating expenses	25,030,104	24,233,728	20,528,904
Operating income / (loss)	(2,741,143)	3,007,734	3,993,967
Other income / (expenses)
Interest and other financing costs	(2,331,998)	(3,513,105)	(2,913,141)
Gain / (loss) on derivatives, net	(790,359)	496,820	13,786
Interest income	4,094	22,216	14,083
Foreign exchange gain / (loss)	(18,455)	2,832	11,040
Other expenses, net	(3,136,718)	(2,991,237)	(2,874,232)
Net income / (loss)	(5,877,861)	16,497	1,119,735
Dividends to Series B preferred shares	(1,573,874)	(1,748,981)	(565,229)
Preferred deemed dividend		(185,665)
Net income / (loss) attributable to common shareholders	$ (7,451,735)	$ (1,918,149)	$ 554,506
Earnings / (loss) per share attributable to common shareholders - basic and diluted (in dollars per share)	$ (3.28)	$ (0.85)	$ 0.25
Weighted average number of shares outstanding during the year, basic and diluted (in shares)	2,275,062	2,251,439	2,232,821